Commitments and Contingencies (Details Textual) - USD ($)																				1 Months Ended															3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 08, 2021	Feb. 03, 2021	Jan. 13, 2021	Jan. 13, 2021	Sep. 11, 2020	Apr. 16, 2020	Apr. 14, 2020	Apr. 07, 2020	Feb. 02, 2020	Jan. 02, 2020	Dec. 01, 2019	Nov. 02, 2019	Oct. 02, 2019	Feb. 11, 2019	Nov. 13, 2018	Oct. 17, 2018	Jun. 01, 2018	Apr. 13, 2018	Feb. 11, 2011	Jan. 29, 2021	Jan. 29, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 30, 2020	Sep. 30, 2020	Jun. 17, 2020	Apr. 20, 2020	Apr. 16, 2020	Apr. 15, 2020	Dec. 31, 2019	Dec. 30, 2019	Jul. 22, 2019	Oct. 23, 2018	Jan. 29, 2018	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2016	Apr. 10, 2019	Dec. 31, 2017
Commitments and Contingencies (Textual)
Repaid amount																																					$ 9,000
Leases rent expense																																					30,924	$ 30,552	$ 67,356	$ 59,737
Past due amounts																																								59,000
Total accrual under the lease term																																					360,000						$ 360,000
Accounts payable																									$ 2,832,790												2,690,652		$ 2,832,790	$ 3,163,443		$ 218,637
Accrued accounts payable															$ 71,700																						$ 207,428	140,178
Description of commitments														The Supreme Court of the State of New York issued a summons to the former CFO of the Company, to appear before the court to answer the Company's complaint seeking payment under a personal guarantee of the defendant to provide half of any compensation paid to the former Chief Strategy Officer. The Company is seeking $300,000 from the defendant relating to the November 27, 2018 settlement agreement with the former Chief Strategy Office for $600,000. The former CFO has responded to the suit and has filed a motion to dismiss the Company's suit during August of 2019.					the Supreme Court of the State of New York issued a summons to the former CFO of the Company, to appear before the court to answer the Company’s complaint seeking payment under a personal guarantee of the defendant to provide half of any compensation paid to the former Chief Strategy Officer. The Company is seeking $300,000 from the defendant relating to the November 27, 2018 settlement agreement with the former Chief Strategy Office for $600,000. The former CFO has responded to the suit and has filed a motion to dismiss the Company’s suit during August of 2019.																The Company is a wholesale vendor to the Department of Defense through its wholly owned subsidiary, Howco and is directly involved in distribution and integration of advanced low altitude UAV systems, services and products. Both the wholesale vendor and the integration/distribution aspects of the Company's business have been affected due to the COVID-19 social distancing requirements mandated by the federal, state and local governments where the Company's operations occur. For some businesses, like the Company's, much of the integration and distribution of its core products and delivery of its core services cannot always be done through "virtual" means, and even when this is possible, it requires significant capital and time to achieve. During the year ended December 31, 2020 sales and shipments at Howco have continued at a lower rate than during the three months ended December 31, 2019. It is anticipated that there may be a higher impact on the Company's operations of COVID-19 being realized during the three months ended December 31, 2020, however the Company cannot assess the financial impact of the related COVID-19 restrictions as compared to other economic and business factors.		The agreement has an initial term of three years with one year renewals.		The Company is a wholesale vendor to the Department of Defense through its wholly owned subsidiary, Howco and is directly involved in distribution and integration of advanced low altitude UAV systems, services and products. Both the wholesale vendor and the integration/distribution aspects of the Company's business have been affected due to the COVID-19 social distancing requirements mandated by the federal, state and local governments where the Company's operations occur. For some businesses, like the Company's, much of the integration and distribution of its core products and delivery of its core services cannot always be done through "virtual" means, and even when this is possible, it requires significant capital and time to achieve. Sales and shipments at Howco have continued at a slightly lower rate than during the three months ended June 30, 2019. It is anticipated that there may be a higher impact of the COVID-19 being realized during the year ended September 30, 2020, the Company cannot fully assess the financial impact of the related restrictions as compared to other economic and business factors.	Two vendors (The Equity Group and Toppan Vintage) have asserted claims for past due amounts of approximately $59,000, arising from services provided.
Convertible note amount							$ 200,000								$ 90,000							$ 180,750					$ 35,000
Debt conversion, description															The note bears interest at 5% and matures in July 2019, and has a fixed discount conversion feature.
Plaintiff payment, description																																$3,000
Settlement payable																									42,850												$ 42,850		$ 42,850	$ 174,574
Professional fees															$ 161,700
Note bears interest															5.00%														10.00%								5.50%
Description of Lease	Howco will make six monthly installments of not less than $1,500 a month for the first six months and $2,000 a month thereafter until liquidated.																											the Company’s subsidiary Howco renewed its office and warehouse lease in Vancouver, WA for a term commencing on June 1, 2020 extending through June 1, 2023 at an initial monthly rent of approximately $5,154.		the Company relocated its primary office to 195 Paterson Avenue, Little Falls, New Jersey, under a one-year lease with a renewal option having monthly payments of $500.					The lease term begins February 1, 2017 and expires January 31, 2019 with the option to extend the term an additional 24 months. However, the Company never took possession of the premises and in July 2017, the Company made a decision to not take possession of the premises.				The lease term begins February 1, 2017 and expires January 31, 2019 with the option to extend the term an additional 24 months. However, the Company never took possession of the premises and in July 2017, the Company made a decision to not take possession of the premises.
Interest Payment																															150.00%
Principal Amount																															$ 63,000
Accrued Interest																															94,500
Interest Expense																							$ 40,212								$ (22,810)						$ 312,000		$ 1,598,246	$ 1,527,262
Balance recorded in accounts payable																																					36,548
Lease liability																						$ 156,554			$ 156,554										$ 156,554		$ 156,554		$ 156,554
Minimum lease payments discount rate																						10.00%													10.00%		10.00%
Notice of default, description																									The principal was increased by charges of $17,500 for technical default effective June 30, 2020 and an additional put premium was calculated to be $26,250.														The principal was increased by charges of $17,500 for technical default effective June 30, 2020 and an additional put premium was calculated to be $26,250.
Employees earned value																																			$ 0	$ 0	$ 0	0
Principal and interest owed total	$ 43,358																																		8,900		2,580	$ 9,100
HowCo [Member]
Commitments and Contingencies (Textual)
Accrued accounts payable																																					$ 351,006
Note bears interest								98.00%
Principal Amount			$ 279,323
Payroll percentage																		10.00%
Livingston Asset Management LLC [Member]
Commitments and Contingencies (Textual)
Note bears interest									10.00%	10.00%	10.00%	10.00%	10.00%				10.00%
Trillium Partners LP [Member]
Commitments and Contingencies (Textual)
Note bears interest		2.00%			2.00%															2.00%
The Small Business Administration [Member]
Commitments and Contingencies (Textual)
Note bears interest																										3.75%
Maximum [Member]
Commitments and Contingencies (Textual)
Monthly lease rent obligation	16,500																					$ 16,500			$ 16,500										16,500				$ 16,500
Minimum [Member]
Commitments and Contingencies (Textual)
Monthly lease rent obligation	$ 15,000																					$ 15,000			$ 15,000										$ 15,000				$ 15,000
Texas Wyoming Drilling, Inc. [Member]
Commitments and Contingencies (Textual)
Amount of claim for unpaid bills																																									$ 75,000
Howco [Member]
Commitments and Contingencies (Textual)
Accounts payable																							416,642	$ 416,642
Debt conversion, description																		The employee profit share is equal to their annual salary divided by the Company's total annual payroll and multiplied by 10% of net income for the fiscal year.
Description of Lease	Howco will make six monthly installments of not less than $ 1,500 a month for the following six months and $ 2,000 a month thereafter until liquidated.			Howco will pay Pacific Power LLC $5,000 a month. The monthly payments commenced on February 1st 2021. The outstanding balance will accrue at 12% per annum rate on the outstanding balance. On December 31, 2022, Howco, per the promissory note, is required to pay the entire remaining outstanding balance.		The Company's subsidiary Howco renewed its office and warehouse lease in Vancouver, WA for a term commencing on June 1, 2020 extending through June 1, 2023 at an initial monthly rent of approximately $5,154.
Total value																								316,642
Principal Amount				$ 279,323																				276,430
Interest Expense	$ (43,358)																							(40,212)
Due invoices																							$ 276,430	276,430
Finance charges																								$ 40,212
Accumulated interest			$ 60,437	$ 60,437
HowCo [Member]
Commitments and Contingencies (Textual)
Note bears interest								0.98%																													0.98%
Trillium Partners LP [Member]
Commitments and Contingencies (Textual)
Note bears interest		2.00%			2.00%																2.00%
Accrued Interest																																					$ 827
Porta Pellex [Member]
Commitments and Contingencies (Textual)
Accrued Interest																$ 7,500																	$ 7,500
Settlement Agreement [Member]
Commitments and Contingencies (Textual)
Description of commitments																																		the Company entered into a settlement agreement and mutual release with a vendor who had provided public relations and other consulting services whereby the Company shall pay to this vendor an aggregate amount of $60,000 of which $30,000 was paid on February 2, 2018. The Company was to have paid ten monthly payments of $3,000 per month beginning on February 29, 2018. The vendor is to return 400 common shares of the Company’s common stock which will be cancelled upon satisfaction of the liability. The liability is recorded at $21,000 as of March 31, 2021 and September 30, 2020. The Company is in default of the settlement.